UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series
BlackRock Premier Government Institutional Fund BlackRock Select Treasury Strategies Institutional Fund BlackRock Treasury Strategies Institutional Fund FFI Government Fund FFI Treasury Fund

Master Institutional Money Market LLC Master Premier Government Institutional Portfolio Master Treasury Strategies Institutional Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code:  (800) 626-1960

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock Premier Government Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Premier Government Institutional Portfolio of Master Institutional Money Market LLC	$96,879,936

Total Investments (Cost — $96,879,936) — 100.1%	96,879,936

Liabilities in Excess of Other Assets — (0.1)%	(126,121)

Net Assets — 100.0%	$96,753,815

BlackRock Premier Government Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Money Market LLC (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2019, the value of the investment and the percentage owned by the Fund of the Portfolio was $96,879,936 and 100.0%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report. As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2019, there were no transfers between levels.

1

Schedule of Investments (unaudited) January 31, 2019	BlackRock Select Treasury Strategies Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Treasury Strategies Institutional Fund of Master Institutional Money Market LLC	$160,441,585

Total Investments (Cost — $160,441,585) — 100.2%	160,441,585

Liabilities in Excess of Other Assets — (0.2)%	(335,893)

Net Assets — 100.0%	$160,105,692

BlackRock Select Treasury Strategies Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Money Market LLC (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2019, the value of the investment and the percentage owned by the Fund of the Portfolio was $160,441,585 and 44.98%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2019, there were no transfers between levels.

1

Schedule of Investments (unaudited) January 31, 2019	BlackRock Treasury Strategies Institutional Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Treasury Strategies Institutional Fund of Master Institutional Money Market LLC	$196,239,907

Total Investments (Cost — $196,239,907) — 100.1%	196,239,907

Liabilities in Excess of Other Assets — (0.1)%	(251,216)

Net Assets — 100.0%	$195,988,691

BlackRock Treasury Strategies Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Money Market LLC (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of January 31, 2019, the value of the investment and the percentage owned by the Fund of the Portfolio was $196,239,907 and 55.02%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2019, there were no transfers between levels.

1

Schedule of Investments (unaudited) January 31, 2019	FFI Government Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities — 47.9%

U.S. Government Sponsored Agency Obligations — 11.5%
Federal Home Loan Bank Discount Notes:
2.41%, 04/24/19(a)	$215	$213,825
2.42%, 05/08/19(a)	6,000	5,961,600
2.40%, 06/14/19(b)	800	800,000

Total U.S. Government Sponsored Agency Obligations — 11.5% (Cost — $6,975,425)		6,975,425

Security	Par (000)	Value

U.S. Treasury Obligations — 29.8%

Drug & Grocery Store Chains — 29.8%
U.S. Treasury Bills(a):
2.35%, 02/05/19	$15,000	$14,996,140
2.32%, 02/12/19	3,000	2,997,878

		17,994,018

U.S. Treasury Obligations — 6.6%
U.S. Treasury Bills, 2.41%, 03/05/19(a)	4,000	3,991,573

Total U.S. Treasury Obligations — 6.6% (Cost — $3,991,573)		3,991,573

Total Repurchase Agreements — 51.3%		31,000,000

Total Investments — 99.2% (Cost — $59,961,016*)		59,961,016

Other Assets Less Liabilities — 0.8%		504,894

Net Assets — 100.0%		$60,465,910

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received at value
BNP Paribas Securities Corp.	2.60%	01/31/19	02/01/19	$3,000	$3,000	$3,000,217	U.S. Government Sponsored Agency Obligations, 3.09% to 6.50% due 09/15/31 to 12/20/48	$3,188,208	$3,149,581
Citigroup Global Markets, Inc.	2.57	01/31/19	02/01/19	7,000	7,000	7,000,500	U.S. Government Sponsored Agency Obligations, 1.84% to 9.00% due 03/23/20 to 01/20/49	14,662,741	7,140,151
HSBC Securities (USA), Inc.	2.58	01/31/19	02/01/19	1,000	1,000	1,000,072	U.S. Government Sponsored Agency Obligations, 4.50%, due 01/20/49	979,753	1,020,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.55	01/31/19	02/01/19	10,000	10,000	10,000,708	U.S. Treasury Obligations, 0.00%, due 02/15/47	24,206,200	10,200,009
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.57	01/31/19	02/01/19	1,000	1,000	1,000,071	U.S. Government Sponsored Agency Obligations, 2.75%, due 10/20/68	1,051,714	1,050,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$11,000				$11,250,010

1

Schedule of Investments (unaudited) (continued) January 31, 2019	FFI Government Fund

Repurchase Agreements (continued)

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received at value
Mufg Securities Americas Inc.	2.56%		01/31/19	02/01/19	$1,000	$1,000	$1,000,071	U.S. Government Sponsored Agency Obligations, 3.00%, due 04/20/46	$1,591,646	$1,020,000
Natixis SA	2.57	(a)	01/31/19	02/01/19	1,000	1,000	1,000,071	U.S. Treasury Obligations, 0.00% to 6.00%, due 07/15/21 to 07/01/47	4,673,733	1,024,547
Natixis SA	2.55	(a)	01/31/19	02/01/19	3,000	3,000	3,000,213	U.S. Treasury Obligations, 0.13% to 3.75%, due 04/15/21 to 02/15/47	3,068,500	3,060,002

Total Natixis SA						$4,000				$4,084,549

TD Securities (USA) LLC	2.57		01/31/19	02/01/19	4,000	4,000	4,000,286	U.S. Government Sponsored Agency Obligations, 4.50% due 01/01/49	3,947,128	4,120,000

Total						$31,000				$31,784,291

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2

Schedule of Investments (unaudited) (continued) January 31, 2019	FFI Government Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$59,961,016	$—	$59,961,016

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2019, there were no transfers between levels.

3

Schedule of Investments (unaudited) January 31, 2019	FFI Treasury Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities — 116.9%
U.S. Treasury Bills(a):
2.39%, 02/05/19	$35,000	$34,990,861
2.35%, 02/12/19	30,000	29,978,767
2.38%, 02/19/19	23,000	22,973,096
2.43%, 03/05/19	116,000	115,762,859
2.41%, 03/26/19	20,000	19,930,364
U.S. Treasury Notes:
2.75%, 02/15/19	5,000	5,000,987

Security	Par (000)	Value

Short-Term Securities (continued)
1.13%, 02/28/19	$495	$494,590
(3 mo.Treasury money market yield + 0.07%), 2.49%, 04/30/19(b)	1,140	1,140,055
3.13%, 05/15/19(a)	170	170,314

Total Investments — 116.9% (Cost — $230,441,893*)		230,441,893

Liabilities in Excess of Other Assets — (16.9)%		(33,347,726)

Net Assets — 100.0%		$197,094,167

*	Cost for U.S. federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$230,441,893	$—	$230,441,893

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2019, there were no transfers between levels.

1

Schedule of Investments (unaudited) January 31, 2019	Master Premier Government Institutional Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Obligations — 14.3%
Federal Home Loan Bank Discount Notes(a):
2.44%, 04/10/19	$3,000	$2,986,275
2.42%, 05/08/19	10,000	9,936,000
2.39%, 05/13/19	460	456,902
2.38%, 05/15/19	185	183,730
Federal Home Loan Bank Variable Rate Notes, 2.48%, 08/04/20(b)	280	280,000

Total U.S. Government Sponsored Agency Obligations — 14.3% (Cost — $13,842,907)		13,842,907

Security	Par (000)	Value

U.S. Treasury Obligations(a) — 67.0%
U.S. Treasury Bills:
2.35%, 02/05/19	$15,000	$14,996,140
2.32%, 02/12/19	25,000	24,982,534
2.38%, 02/19/19	25,000	24,970,656

Total U.S. Treasury Obligations — 67.0% (Cost — $64,949,330)		64,949,330

Total Repurchase Agreements — 18.6%		18,000,000

Total Investments — 99.9% (Cost — $96,792,237*)		96,792,237

Other Assets Less Liabilities — 0.1%		88,973

Net Assets — 100.0%		$96,881,210

*	Cost for U.S. federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates as of period end.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including interest	Position	Original Par	Position Received, at value
BNP Paribas Securities Corp.	2.60%	01/31/19	02/01/19	$1,000	$1,000	$1,000,072	U.S. Government Sponsored Agency Obligation, 2.92%, due 1/20/49	$1,051,558	$1,050,001
HSBC Securities (USA), Inc.	2.58	01/31/19	02/01/19	1,000	1,000	1,000,072	U.S. Government Sponsored Agency Obligation, 4.50%, due 01/20/49	979,753	1,020,000
	2.56	01/31/19	02/01/19	3,000	3,000	3,000,213	U.S. Treasury Obligation, 0.00%, due 11/15/47	7,354,600	3,060,006

Total HSBC Securities (USA), Inc.					$4,000				$4,080,006

J.P. Morgan Securities LLC	2.55	01/31/19	02/01/19	1,000	1,000	1,000,071	U.S. Treasury Obligation, 0.00% to 4.38%, due 4/25/19 to 2/15/38	1,118,800	1,020,014
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.55	01/31/19	02/01/19	1,000	1,000	1,000,071	U.S. Treasury Obligation, 0.00%, due 5/15/20	1,054,200	1,020,012
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.57	01/31/19	02/01/19	1,000	1,000	1,000,071	U.S. Government Sponsored Agency Obligation, 2.75%, due 10/20/68	1,051,714	1,050,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$2,000				$2,070,013

1

Schedule of Investments (unaudited) (continued) January 31, 2019	Master Premier Government Institutional Portfolio

Repurchase Agreements (continued)

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including interest	Position	Original Par	Position Received, at value
Mizuho Securities USA, Inc.	2.57%	01/31/19	02/01/19	$1,000	$1,000	$1,000,071	U.S. Treasury Obligation, 2.75%, due 7/31/23	$1,009,600	$1,020,009
Mufg Securities Americas Inc.	2.56	01/31/19	02/01/19	5,000	5,000	5,000,356	U.S. Government Sponsored Agency Obligation, 3.45% to 4.84%, due 10/15/58 to 3/15/59	5,074,093	5,100,000
TD Securities (USA) LLC	2.55	01/31/19	02/01/19	3,000	3,000	3,000,213	U.S. Treasury Obligation, 1.13%, due 08/31/21	3,154,700	3,060,011
TD Securities (USA) LLC	2.57	01/31/19	02/01/19	1,000	1,000	1,000,071	U.S. Government Sponsored Agency Obligation, 4.50%, due 01/01/49	986,782	1,030,000

Total TD Securities (USA) LLC					$4,000				$4,090,011

					$18,000				$18,430,054

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities:(a)	$—	$96,792,237	$—	$96,792,237

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2019, there were no transfers between levels.

2

Schedule of Investments (unaudited) January 31, 2019	Master Treasury Strategies Institutional Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 99.4%
U.S. Treasury Bills(a):
2.34%, 02/05/19	$14,000	$13,996,406
2.26%, 02/07/19	65,000	64,975,571
2.35%, 02/12/19	213,000	212,849,472
2.38%, 02/19/19	55,000	54,935,444
U.S. Treasury Notes:
1.38%, 02/28/19	2,940	2,938,107
(3 mo.Treasury money market yield + 0.06%), 2.48%, 07/31/19(b)	4,800	4,802,476

Total Investments — 99.4% (Cost — $354,497,476*)		354,497,476

Other Assets Less Liabilities — 0.6%		2,184,016

Net Assets — 100.0%		$356,681,492

*	Cost for U.S. federal income tax purposes.
(a)	Rates shown are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$354,497,476	$—	$354,497,476

(a)	See above Schedule of Investments for values in each Security type.

During the period ended January 31, 2019, there were no transfers between levels.

1

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date:	March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date:	March 22, 2019